Investment properties (Details 2) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Investment Property	$ 19,494	$ 27,179
Cordoba Shopping [Member]
Statement [Line Items]
Investment Property	$ 19,494	$ 27,179